SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Jan. 03, 2015
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(In millions)

	Balance at Beginning of Year	Net Additions Charged to Costs and Expenses	Deductions From Reserves(a)	Balance at End of Year
2014
Allowance for doubtful accounts	$21.4	$6.3	$(6.9)	$20.8
Allowance for sales returns	10.2	14.4	(14.9)	9.7
2013
Allowance for doubtful accounts	31.1	5.1	(14.8)	21.4
Allowance for sales returns	13.7	11.2	(14.7)	10.2
2012
Allowance for doubtful accounts	34.0	3.4	(6.3)	31.1
Allowance for sales returns	9.3	14.5	(10.1)	13.7
(a)	Deductions from reserves include currency translation adjustments for all periods and the sale of the DES business in 2013.